Transition to IFRS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Transition To Ifrs Abstract
Schedule of consolidated statement of profit or loss
		As of January 1, 2021
	U.S. GAAP	Other GAAP Adjustments and reclassifications	IFRS
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$88,127	$-	$88,127
Short-term deposits	289	-	289
Trade receivables, net	91,986	-	91,986
Unbilled receivables and contract assets	19,073	-	19,073
Other accounts receivable and prepaid expenses	11,751	-	11,751
Total current assets	211,226	-	211,226

LONG-TERM ASSETS:
Severance pay fund	4,673	(4,673)	-
Deferred taxes	6,397	(162)	6,235
Right-of-use assets	24,509	(1,146)	23,363
Other accounts receivable	5,507	-	5,507
Property, plants and equipment, net	5,988	-	5,988
Intangible assets, net	53,404	-	53,404
Goodwill	135,682	-	135,682
Total long-term assets	236,160	(5,981)	230,179

Total assets	$447,386	$(5,981)	$441,405
LIABILITIES AND EQUITY
CURRENT LIABILITIES:
Short term debt	$11,529	$69	$11,598
Trade payables	14,250	-	14,250
Accrued expenses and other accounts payable	41,846	(69)	41,777
Current maturities of operating lease liabilities	3,413	379	3,792
Liabilities in respect of business combinations	4,998	-	4,998
Redeemable non-controlling interests	-	14,611	14,611
Deferred revenue and customer advances	8,793	-	8,793
Total current liabilities	84,829	14,990	99,819

LONG-TERM LIABILITIES:
Long-term debt	13,352	-	13,352
Long-term operating lease liabilities	21,109	121	21,230
Liability in respect of business combinations	10,926	-	10,926
Deferred taxes	17,639	(155)	17,484
Redeemable non-controlling interests	-	9,315	9,315
Accrued severance pay, net	5,545	(4,673)	872
Total long-term liabilities	68,571	(4,608)	73,179

REDEEMABLE NON-CONTROLLING INTEREST	24,980	(24,980)	-

EQUITY
Share capital	1,164	-	1,164
Additional paid-in capital	211,713	(23,298)	188,415
Accumulated other comprehensive loss	7,835	(398)	7,437
Accumulated earnings	39,720	22,953	62,673
Total equity attributable to company shareholders’	260,432	(743)	259,689
Non-controlling interests	8,574	143	8,718
Total equity	269,006	(600)	268,407
Total liabilities, redeemable non-controlling interest and equity	$447,386	$(5,981)	$441,405

		As of December 31, 2021
	U.S. GAAP	Other GAAP Adjustments and reclassifications	IFRS
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$88,090	$-	$88,090
Short-term deposits	5,586	-	5,586
Trade receivables, net	116,975	-	116,975
Unbilled receivables and contract assets	25,096	-	25,096
Other accounts receivable and prepaid expenses	11,032	(5)	11,027
Total current assets	246,779	(5)	246,774

LONG-TERM ASSETS:
Severance pay fund	3,646	(3,646)	-
Deferred taxes	8,091	(98)	7,993
Right-of-use assets	24,299	(1,019)	23,280
Other accounts receivable	5,165	-	5,165
Property, plants and equipment, net	5,872	-	5,872
Intangible assets, net	51,390	-	51,390
Goodwill	146,803	-	146,803
Total long-term assets	245,266	(4,763)	240,503

Total assets	$492,045	$(4,768)	$487,277
LIABILITIES AND EQUITY
CURRENT LIABILITIES:
Short term debt	$17,032	$76	$17,108
Trade payables	24,711	-	24,711
Accrued expenses and other accounts payable	45,173	(82)	45,091
Current maturities of operating lease liabilities	3,943	(676)	3,267
Liabilities in respect of business combinations	6,635	-	6,635
Redeemable non-controlling interests	-	23,197	23,197
Deferred revenue and customer advances	10,771	-	10,771
Total current liabilities	108,265	22,515	130,780

LONG-TERM LIABILITIES:
Long-term debt	20,155	-	20,155
Long-term operating lease liabilities	20,970	937	21,907
Liability in respect of business combinations	13,892	-	13,892
Deferred taxes	18,112	(167)	17,945
Redeemable non-controlling interests	-	6,137	6,137
Accrued severance pay, net	4,551	(3,646)	905
Total long-term liabilities	77,680	3,261	80,941

REDEEMABLE NON-CONTROLLING INTEREST	30,432	(30,432)	-

EQUITY
Share capital	1,165	-	1,165
Additional paid-in capital	211,543	(27,496)	184,047
Accumulated other comprehensive loss	9,294	(30)	9,264
Accumulated earnings	43,246	27,414	70,660
Total equity attributable to company shareholders’	265,248	(112)	265,136
Non-controlling interests	10,420	-	10,420
Total equity	275,668	(112)	275,556
Total liabilities, redeemable non-controlling interest and equity	$492,045	$(4,768)	$487,277

Schedule of consolidated statement of profit or loss
		Year ended December 31, 2021
	U.S. GAAP	GAAP Adjustments and reclassifications	IFRS
Revenues
Software services	$30,934	$-	$30,934
Maintenance and technical support	36,149	-	36,149
Consulting services	413,242	-	413,242

Total revenues	480,325	-	480,325

Cost of revenues:
Software services	12,182	-	12,182
Maintenance and technical support	4,144	-	4,144
Consulting services	331,005	-	331,005

Total cost of revenues	347,331	-	347,331

Gross profit	132,994	-	132,994

Research and development expenses, net	8,995	-	8,995
Selling, marketing expenses	38,147	-	38,147
General and administrative expenses	32,110	(888)	31,222
Change in valuation of contingent consideration related to acquisitions	2,507	-	2,507

Operating income	51,235	888	52,123

Financial expenses	(3,268)	(534)	(3,802)
Financial income	113	-	113
Increase in valuation of consideration related to acquisitions	(2,817)	-	(2,817)

Income before taxes on income	45,263	354	45,617
Taxes on income	10,359	(81)	10,278

Net income	34,904	435	35,339

Attributable to:
Redeemable non-controlling interests	3,517	(3,517)	-
Non-controlling interests	2,055	3,517	5,572
Equity holders of the Company	$29,332	$435	$29,767

Net earnings per share attributable to company Shareholders

Basic and diluted earnings per share	$0.52	$0.09	$0.61

Schedule of consolidated statement of profit or loss
	Share Capital	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total Equity attributable to Magic’s shareholders
	As of January 1, 2021
As reported in the Company’s consolidated financial statements as of January 1, 2021 in accordance with U.S. GAAP:	$1,164	$211,713	$39,720	$7,835	$260,432
Transition to IFRS:
Measurement adjustments related to leases	-	-	(1,654)	-	(1,654)
Measurement adjustments related to redeemable non-controlling interests	-	(23,298)	24,607	(398)	911
	-	(23,298)	22,953	(398)	(743)

As of January 1, 2021 in accordance with IFRS:	$1,164	$188,415	$62,673	$7,437	$259,689

	As of December 31, 2021
As reported in the Company’s consolidated financial statements as of December 31, 2021 in accordance with U.S. GAAP:	$1,165	$211,543	$43,246	$9,294	$265,248

Transition to IFRS:
Measurement adjustments related to leases	-	-	(1,210)	-	(1,210)
Measurement adjustments related to redeemable non-controlling interests	-	(27,496)	28,624	(30)	1,098
	-	(27,496)	27,414	(30)	(112)

As of December 31, 2021 in accordance with IFRS:	$1,165	$184,047	$70,660	$9,264	$265,136